Accrued liabilities and payables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accrued liabilities and payables
Accrued administrative and operating expenses	$ 4,600	$ 3,042
Accrued interest	2,772	2,641
Current tax payable	3,259	469
Current portion of tax liability (note 6)	2,641	0
Refund liabilities (note 4)	1,053	891
Lease liability	63	39
Other accruals and payables	195	150
Total accrued liabilities and other payables	$ 14,583	$ 7,232